Share Capital and Employee Compensation Plans - Restricted Stock Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,077	$ 3,826
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,000	$ 3,500
Other equity instruments outstanding. beginning (shares | shares	315,423	380,144
Granted (shares) | shares	184,187	164,132
Paid out (shares) | shares	(222,006)	(224,805)
Forfeited (shares) | shares	(15,591)	(4,048)
Other equity instruments outstanding, ending (shares) | shares	262,013	315,423
Fair value of other equity instruments outstanding, beginning	$ 4,764	$ 2,495
Granted, fair value	2,698	2,919
Paid out, fair value	(3,257)	(3,769)
Forfeited, fair value	(243)	(61)
Change in value, fair value	136	3,180
Fair value of other equity instruments outstanding, ending	$ 4,098	$ 4,764
First Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	50.00%
Second Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	50.00%